EXPLANATORY NOTE

The XBRL interactive data file included as an exhibit to this filing relates to the Supplement dated March 10, 2021 to the Prospectus of Blackstone Alternative Multi-Strategy Fund, a series of Blackstone Alternative Investment Funds, dated July 30, 2020, as supplemented, filed with the Securities and Exchange Commission on March 10, 2021 under Rule 497 (SEC Accession No. 0001193125-21-076147).